FAIR VALUE MEASUREMENT (Schedule of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis) (Details) - Fair Value, Measurements, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Assets:
Derivative financial instruments	$ (31)	$ 51
Level 1 [Member]
Assets:
Derivative financial instruments	0	0
Level 2 [Member]
Assets:
Derivative financial instruments	(31)	51
Level 3 [Member]
Assets:
Derivative financial instruments	$ 0	$ 0